Leases (Details) - Schedule of Operating Leases ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 USD ($)
Schedule Of Operating Leases Abstract
Operating lease right-of-use assets, net	¥ 18,855		¥ 21,656	$ 2,595
Operating lease liabilities, current	1,811		1,750	249
Operating lease liabilities, non-current	¥ 5,054		¥ 5,980	$ 695
Weighted average remaining lease terms	4 years 3 months		3 years 6 months 21 days	4 years 3 months
Weighted average discount rate	4.64%		4.36%	4.64%
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 304	$ 42	¥ 4,698